Schedule of Lease Building to Third Parties with the Carrying Amount (Detail) - Buildings - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property Subject to or Available for Operating Lease [Line Items]
Buildings at cost	$ 27,537	$ 26,947
Less: accumulated depreciation	(14,900)	(14,568)
Buildings, net	$ 12,637	$ 12,379